OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Other Liability [Abstract]
Disclosure of Changes in the Carrying Value of Lease Obligations Explanatory
The carrying value of the Company's lease obligations is as follows:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Balance, beginning of year	$33,644	$30,792
Addition of lease obligation(1)	11,884	4,619
Interest expense	1,489	1,303
Cash payments	(5,848)	(3,070)
Balance, end of year	$41,169	$33,644

Current portion of lease obligations (Note 12)	$7,671	$3,609
Non-current portion of lease obligations	$33,498	$30,035
(1) The additions included $6,615 (2022 - $1,815) from new maintenance vehicle leases and $5,253 (2022 - $2,681) from new office leases, which commenced during the year ended December 31, 2023.

Disclosure of Maturity Analysis of Finance Lease Payments
The present value of the minimum lease payments required for the leases over the next five years and thereafter is as follows:

(in thousands of U.S. dollars)
2024	$8,197
2025	7,508
2026	7,139
2027	6,369
2028	4,917
2029 and thereafter	14,402
Minimum lease payments obligation	48,532
Imputed interest included in minimum lease payments	(7,363)
Lease obligations	$41,169